Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financial Effect of Modifications of Financing Receivable (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Interest rate reduction | Consumer borrowers | Other | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		16.80%
Interest rate reduction | Consumer borrowers | Other | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		11.90%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	13.10%	14.30%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	3.30%	12.90%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Term extension	1 year	2 years 4 months 24 days
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	6 months	2 years 7 months 6 days
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	10 months 24 days	1 year
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Term extension	6 months	2 years 3 months 18 days
Term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Term extension		6 months
Term extension | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Term extension	2 months 12 days
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 54
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 1,099	¥ 7